Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current assets
Current financial assets at fair value through profit or loss		₩ 14,314	₩ 9,252
Current financial assets at amortised cost		52,957	43,127
Other current financial assets		68,203	52,403
Non-current assets
Financial asset at fair value through profit or loss		102,861	15,711
Non-current financial assets at amortised cost		53,329	52,472
Other non-current financial assets		156,211	68,231
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	[1]	12,741	9,252
Non-current assets
Financial asset at fair value through profit or loss	[1]	52,871	111
Derivatives [member] | Cash flow hedges [member]
Current assets
Current financial assets at fair value through profit or loss	[2]	905
Debt securities [member] | Government bonds [member]
Current assets
Current financial assets measured at fair Value through Other Comprehensive Income		27	24
Non-current assets
Non-current financial assets measured at fair value through other comprehensive income		21	48
Short term Loans And Receivables[member]
Current assets
Current financial assets at amortised cost		22,518	28,491
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss		48,805	13,223
Convertible securities [member]
Current assets
Current financial assets at fair value through profit or loss		1,573
Non-current assets
Financial asset at fair value through profit or loss		1,185	2,377
Long term Loans And Receivables [member]
Non-current assets
Non-current financial assets at amortised cost		19,939	13,899
Deposits [member]
Current assets
Current financial assets at amortised cost		23,581	8,696
Non-current assets
Non-current financial assets at amortised cost		22,039	22,251
Lease receivables [member]
Current assets
Current financial assets at amortised cost		6,858	5,940
Non-current assets
Non-current financial assets at amortised cost		₩ 11,351	₩ 16,322

[1]	Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.
[2]	Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.